Income Taxes - Summary of Components of Deferred Income Tax Balances (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	$ 1,508	$ 1,965
Benefit (expense) to income statement	(87)	(330)
Benefit (expense) to equity	(131)	(134)
Translation and other	54	7
Ending balance of net asset	1,365	1,508
Comprising
Deferred tax assets	1,473	1,568	$ 2,039
Deferred tax liabilities	(108)	(60)	(74)
Net deferred tax assets (liabilities)	1,365	1,508	$ 1,965
Allowance for credit losses [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	511	484
Benefit (expense) to income statement	334	23
Translation and other	4	4
Ending balance of net asset	849	511
Employee future benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	325	282
Benefit (expense) to income statement	11	12
Benefit (expense) to equity	1	31
Translation and other	0
Ending balance of net asset	337	325
Deferred compensation benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	483	494
Benefit (expense) to income statement	(69)	(12)
Translation and other	2	1
Ending balance of net asset	416	483
Other comprehensive income [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(143)	195
Benefit (expense) to equity	(218)	(331)
Translation and other	3	(7)
Ending balance of net asset	(358)	(143)
Tax loss carryforwards [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	145	606
Benefit (expense) to income statement	(59)	(462)
Translation and other	1	1
Ending balance of net asset	87	145
Tax credits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	189	415
Benefit (expense) to income statement	(189)	(228)
Translation and other	31	2
Ending balance of net asset	31	189
Premises and equipment [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(282)	(515)
Benefit (expense) to income statement	(78)	234
Translation and other	(1)	(1)
Ending balance of net asset	(361)	(282)
Pension benefits [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	27	(121)
Benefit (expense) to income statement	(35)	(18)
Benefit (expense) to equity	86	166
Translation and other	0
Ending balance of net asset	78	27
Goodwill and intangible assets [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	(217)	(201)
Benefit (expense) to income statement	(18)	(14)
Translation and other	(2)	(2)
Ending balance of net asset	(237)	(217)
Securities [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	50	38
Benefit (expense) to income statement	(39)	12
Ending balance of net asset	11	50
Deferred Tax Asset Liability Other [member]
Disclosure of components of deferred tax assets and liabilities [line items]
Beginning balance of net asset	441	288
Benefit (expense) to income statement	55	123
Translation and other	16	9
Ending balance of net asset	$ 512	$ 441